OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file
number                       811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices)     (Zip code)
Karen Dunn Kelley      11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code:     (713) 626-1919
Date of fiscal year end:      8/31
Date of reporting period:      2/29/12

Item 1. Reports to Stockholders.

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio

Semiannual Report to Shareholders ■ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/29/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 - 48 days	40 days	65 days	$654.8 million

STIC Prime	13 - 22 days	20 days	20 days	458.6 million

Treasury	28 - 48 days	45 days	45 days	6.7 billion

Government & Agency	24 - 49 days	42 days	61 days	1.3 billion

Government TaxAdvantage	28 - 46 days	37 days	45 days	37.3 million

Tax-Free Cash Reserve	17 - 25 days	20 days	20 days	106.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
      With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
      Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained
      I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
      For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
      Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
      All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Investments

1  Bureau of Economic Analysis
2  Bureau of Labor Statistics
3  US Federal Reserve
3	Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.03%	$654,852	0.22	%(c)	0.28	%(c)	0.06	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.29	3,397,869	0.20		0.28		5.17

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	458,658	0.15	(c)	0.30	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.30	2,146,528	0.20		0.29		5.17

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,760,085	0.05	(c)	0.28	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.08	2,833,734	0.20		0.29		4.95

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	1,329,843	0.09	(c)	0.23	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.22	730,316	0.20		0.25		5.10

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	37,355	0.05	(c)	0.33	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.12	93,310	0.20		0.40		5.00

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	106,358	0.11	(c)	0.40	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.33	721,351	0.30		0.35		3.28

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $946,556, $438,434, $6,938,516, $1,852,197, $40,533 and $114,894 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Cash Management Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.30	$1.09	$1,023.77	$1.11	0.22%

STIC Prime Portfolio	1,000.00	1,000.30	0.75	1,024.12	0.75	0.15

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-3	Invesco Distributors, Inc.

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ■ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/29/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 – 48 days	40 days	65 days	$1.1 billion

STIC Prime	13 – 22 days	20 days	20 days	92.0 million
Treasury	28 – 48 days	45 days	45 days	2.6 billion

Government & Agency	24 – 49 days	42 days	61 days	1.2 billion

Government TaxAdvantage	28 – 46 days	37 days	45 days	10.0 thousand

Tax-Free Cash Reserve	17 – 25 days	20 days	20 days	69.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1	Bureau of Economic Analysis

2	Bureau of Labor Statistics

3	US Federal Reserve
3	Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.05%	$1,101,331	0.17	%(c)	0.21	%(c)	0.11	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	—	(0.05)	1.00	5.34	636,222	0.15		0.21		5.22

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	92,049	0.14	(c)	0.23	(c)	0.04	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.35	616,436	0.15		0.22		5.22

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,627,215	0.05	(c)	0.21	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	448,144	0.15		0.22		5.00

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	1,242,760	0.09	(c)	0.16	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.28	317,772	0.15		0.18		5.15

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	10	0.05	(c)	0.26	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.18	14	0.15		0.33		5.05

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	69,561	0.11	(c)	0.33	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(d)	0.28	(d)	1.73	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.38	160,208	0.25		0.28		3.33

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $1,647,661, $81,647, $3,093,709, $1,085,717, $22,097 and $31,793 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.50	$0.85	$1,024.02	$0.86	0.17%

STIC Prime Portfolio	1,000.00	1,000.30	0.70	1,024.17	0.70	0.14

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-2	Invesco Distributors, Inc.

Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ■ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 - 48 days	40 days	65 days	$16.3	billion

STIC Prime	13 - 22 days	20 days	20 days	2.1	billion

Treasury	28 - 48 days	45 days	45 days	5.0	billion

Government & Agency	24 - 49 days	42 days	61 days	5.1	billion

Government TaxAdvantage	28 - 46 days	37 days	45 days	1.2	billion

Tax-Free Cash Reserve	17 - 25 days	20 days	20 days	562.5	million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
      Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments

1	Bureau of Economic Analysis

2	Bureau of Labor Statistics

3	US Federal Reserve
3 Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.07%	$16,370,369	0.14	%(c)	0.18	%(c)	0.14	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.37	18,081,351	0.12		0.18		5.25

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	2,170,656	0.13	(c)	0.20	(c)	0.05	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.38	3,479,266	0.12		0.19		5.25

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	5,076,242	0.05	(c)	0.18	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.17	3,306,283	0.12		0.19		5.03

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	5,163,162	0.09	(c)	0.13	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.31	1,328,964	0.12		0.15		5.18

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	1,200,670	0.05	(c)	0.23	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.21	321,456	0.12		0.30		5.08

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	562,557	0.11	(c)	0.30	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.41	2,870,218	0.22		0.25		3.36

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $15,117,511, $2,115,438, $4,802,588, $5,488,508, $612,594 and $531,468 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.70	$0.70	$1,024.17	$0.70	0.14%

STIC Prime Portfolio	1,000.00	1,000.40	0.65	1,024.22	0.65	0.13

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-1	Invesco Distributors, Inc.

Personal Investment Class

Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio

Semiannual Report to Shareholders ■ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/29/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 - 48 days	40 days	65 days	$95.7 million

STIC Prime	13 - 22 days	20 days	20 days	81.1 million

Treasury	28 - 48 days	45 days	45 days	169.5 million

Government & Agency	24 - 49 days	42 days	61 days	12.7 million

Government TaxAdvantage	28 - 46 days	37 days	45 days	4.2 million

Tax-Free Cash Reserve	17 - 25 days	20 days	20 days	3.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Investor’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments

1	Bureau of Economic Analysis
2	Bureau of Labor Statistics
3	US Federal Reserve
3 Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$95,740	0.26	%(c)	0.93	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.80	81,408	0.67		0.93		4.70

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	81,117	0.15	(c)	0.95	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.81	409,936	0.67		0.94		4.70

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	169,569	0.05	(c)	0.93	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.59	414,629	0.67		0.94		4.48

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	12,787	0.09	(c)	0.88	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.73	26,598	0.67		0.90		4.63

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	4,247	0.05	(c)	0.98	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.63	10,986	0.67		1.05		4.53

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	3,193	0.11	(c)	1.05	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.84	33,670	0.77		1.00		2.81

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $105,385, $85,514, $169,240, $16,275, $5,065 and $4,184 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Personal Investment Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.29	$1,023.57	$1.31	0.26%

STIC Prime Portfolio	1,000.00	1,000.30	0.75	1,024.12	0.75	0.15

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CM-STIT-SAR-6            Invesco Distributors, Inc.

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders  ■  February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/29/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 - 48 days	40 days	65 days	$492.9	million

STIC Prime	13 - 22 days	20 days	20 days	216.0	million

Treasury	28 - 48 days	45 days	45 days	709.3	million

Government & Agency	24 - 49 days	42 days	61 days	406.1	million

Government TaxAdvantage	28 - 46 days	37 days	45 days	26.5	million

Tax-Free Cash Reserve	17 - 25 days	20 days	20 days	96.2	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments

1	Bureau of Economic Analysis

2	Bureau of Labor Statistics

3	US Federal Reserve
3 Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$492,902	0.26	%(c)	0.68	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.06	885,779	0.42		0.68		4.95

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	216,010	0.15	(c)	0.70	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.07	632,811	0.42		0.69		4.95

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	709,351	0.05	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.85	1,250,648	0.42		0.69		4.73

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	406,149	0.09	(c)	0.63	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.99	599,041	0.42		0.65		4.88

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	26,542	0.05	(c)	0.73	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.95	43,318	0.37		0.80		4.83

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	96,221	0.11	(c)	0.80	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.15	185,163	0.47		0.75		3.11

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $472,521, $209,944, $806,652, $483,066, $40,244 and $91,267 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Private Investment Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.29	$1,023.57	$1.31	0.26%

STIC Prime Portfolio	1,000.00	1,000.30	0.75	1,024.12	0.75	0.15

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-5 Invesco Distributors, Inc.

Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ■ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/29/12
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 - 48 days	40 days	65 days	$119.6 million

STIC Prime	13 - 22 days	20 days	20 days	9.4 million

Treasury	28 - 48 days	45 days	45 days	89.9 million

Government & Agency	24 - 49 days	42 days	61 days	269.9 million

Government TaxAdvantage	28 - 46 days	37 days	45 days	2.8 million

Tax-Free Cash Reserve	17 - 25 days	20 days	20 days	29.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelly
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1	Bureau of Economic Analysis

2	Bureau of Labor Statistics

3	US Federal Reserve
3 Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$119,674	0.26	%(c)	1.18	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.46	39,244	0.99		1.18		4.38

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,486	0.15	(c)	1.20	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59
Year ended 08/31/07	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.47	30,950	0.99		1.19		4.38

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	89,974	0.05	(c)	1.18	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.26	69,762	0.99		1.19		4.16

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	269,914	0.09	(c)	1.13	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.40	16,949	0.99		1.15		4.31

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,858	0.05	(c)	1.23	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.30	11,944	0.99		1.30		4.21

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	29,738	0.11	(c)	1.30	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.52	12,733	1.09		1.25		2.49

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $118,203, $5,414, $108,121, $185,515, $2,485 and $22,803 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.29	$1,023.57	$1.31	0.26%

STIC Prime Portfolio	1,000.00	1,000.30	0.75	1,024.12	0.75	0.15

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-7	Invesco Distributors, Inc.

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ■ February 29, 2012

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
45	Financial Statements
51	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 29, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/29/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	31 - 48 days	40 days	65 days	$157.2	million

STIC Prime	13 - 22 days	20 days	20 days	33.1	million

Treasury	28 - 48 days	45 days	45 days	259.8	million

Government & Agency	24 - 49 days	42 days	61 days	216.9	million

Government TaxAdvantage	28 - 46 days	37 days	45 days	11.9	million

Tax-Free Cash Reserve	17 - 25 days	20 days	20 days	20.9	million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
      Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Throughout 2011, we experienced volatile, challenging markets that presented both opportunities and risks for investors. Based on everything I’ve read, this year could potentially be just as interesting, with continued economic uncertainty and market volatility.
     With this in mind, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     Regardless of economic conditions and market trends, the Invesco Funds Board of Trustees remains committed to putting your interests first. Throughout 2011, we worked to manage costs, and this remains a continuing focus of your Board. We will continue to oversee the funds with the strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in 2012.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Karen Dunn Kelley
Dear Shareholders:
The period covered by this report was characterized by economic uncertainty and increased market volatility driven largely by the eurozone debt crisis, creating a challenging environment for money market funds. The crisis re-emerged in June 2011 as concerns grew about Greece’s ability to sustain its national debt. In the ensuing months, European leaders worked to contain the crisis in an effort to restore confidence in their union and provide liquidity to their banking system.
     For most of the reporting period, it appeared that economic growth struggled to gain a solid footing. However, as the new year began, more signals emerged of a potentially stronger recovery. Gross domestic product, the broadest measure of overall US economic activity, grew at annualized rates of 2.0% or less in the first three quarters of 2011 but at an initial estimate of 2.8% in the fourth quarter.1 Unemployment, which remained elevated at around 9.0% for most of the reporting period, finally dipped to 8.3% in February 2012, its lowest level since February 2009.2
     Against this backdrop, the US Federal Reserve maintained its accommodative monetary policy, keeping its target policy rate in a range of between zero and 0.25% and committing to keep its target policy rate at these ultra-low levels at least through 2014.3
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     All of us at Invesco Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments

1	Bureau of Economic Analysis

2	Bureau of Labor Statistics

3	US Federal Reserve
3 Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–49.06%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.40%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$60,000	$59,982,367

Atlantis One Funding Corp.(b)(c)	0.24%	04/05/12	100,000	99,976,666

Atlantis One Funding Corp.(b)(c)	0.27%	04/06/12	125,000	124,966,250

Atlantis One Funding Corp.(b)(c)	0.30%	04/02/12	95,000	94,974,667

Atlantis One Funding Corp.(b)(c)	0.54%	04/09/12	75,000	74,956,125

				454,856,075

Asset-Backed Securities–Consumer Receivables–4.61%
Bryant Park Funding LLC(c)	0.16%	03/09/12	145,484	145,478,827

Old Line Funding, LLC(c)	0.19%	04/02/12	50,041	50,032,549

Old Line Funding, LLC(c)	0.19%	04/05/12	50,000	49,990,764

Old Line Funding, LLC(c)	0.22%	03/05/12	65,961	65,959,388

Old Line Funding, LLC(c)	0.22%	03/06/12	98,273	98,269,997

Old Line Funding, LLC(c)	0.25%	04/20/12	75,000	74,973,958

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	75,000	74,999,646

Salisbury Receivables Co. LLC(c)	0.17%	03/09/12	50,000	49,998,111

Salisbury Receivables Co. LLC(c)	0.17%	03/16/12	25,000	24,998,229

Sheffield Receivables Corp.(c)	0.16%	03/22/12	45,000	44,995,800

Thunder Bay Funding, LLC(c)	0.20%	04/16/12	40,000	39,989,778

Thunder Bay Funding, LLC(c)	0.22%	03/05/12	80,000	79,998,044

Windmill Funding Corp.(c)	0.17%	03/16/12	75,000	74,994,688

				874,679,779

Asset-Backed Securities–Fully Supported–1.39%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)	0.50%	06/07/12	200,000	199,727,778

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)(c)	0.18%	05/08/12	30,000	29,989,800

Straight-A-Funding LLC- Series 1, (CEP–Federal Financing Bank)	0.19%	04/18/12	34,446	34,437,274

				264,154,852

Asset-Backed Securities–Fully Supported Bank–6.15%
Concord Minutemen Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/15/12	225,000	224,969,375

Crown Point Capital Co., LLC- Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.35%	03/22/12	100,000	99,979,583

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.20%	03/19/12	130,000	129,987,000

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/05/12	61,000	60,998,306

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/08/12	75,000	74,997,958

Govco LLC (CEP–Citibank, N.A.)(c)	0.14%	03/09/12	75,000	74,997,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.27%	03/01/12	75,000	75,000,000

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.26%	04/04/12	30,000	29,992,633

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.17%	03/16/12	34,000	33,997,592

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.25%	03/19/12	25,000	24,996,875

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.17%	03/14/12	64,000	63,996,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.21%	03/13/12	$70,000	$69,995,100

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.22%	03/13/12	70,000	69,994,867

Victory Receivables Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	03/02/12	135,000	134,999,062

				1,168,902,089

Asset-Backed Securities–Multi-Purpose–11.46%
CAFCO, LLC(c)	0.14%	03/16/12	60,847	60,843,450

Chariot Funding, LLC/Ltd.(c)	0.19%	05/14/12	50,000	49,980,472

Chariot Funding, LLC/Ltd.(c)	0.22%	03/07/12	100,000	99,996,333

Chariot Funding, LLC/Ltd.(c)	0.25%	04/02/12	100,000	99,977,778

Chariot Funding, LLC/Ltd.(c)	0.25%	04/04/12	100,000	99,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	04/20/12	50,000	49,982,639

Chariot Funding, LLC/Ltd.(c)	0.25%	05/08/12	50,000	49,976,389

Chariot Funding, LLC/Ltd.(c)	0.25%	05/10/12	75,000	74,963,542

Chariot Funding, LLC/Ltd.(c)	0.30%	08/14/12	50,000	49,930,833

Chariot Funding, LLC/Ltd.(c)	0.32%	07/02/12	50,000	49,945,333

CHARTA, LLC(c)	0.15%	03/21/12	75,000	74,993,750

CHARTA, LLC(c)	0.15%	03/22/12	75,000	74,993,437

CIESCO, LLC(c)	0.14%	03/08/12	125,000	124,996,597

CRC Funding LLC(c)	0.13%	03/07/12	100,000	99,997,833

CRC Funding LLC(c)	0.14%	03/09/12	75,000	74,997,667

Gemini Securitization Corp., LLC(c)	0.23%	03/22/12	80,000	79,989,267

Gemini Securitization Corp., LLC(c)	0.24%	03/30/12	100,000	99,980,667

Gemini Securitization Corp., LLC(c)	0.27%	03/16/12	150,000	149,983,125

Gemini Securitization Corp., LLC(c)	0.27%	03/22/12	50,034	50,026,120

Jupiter Securitization Corp.(c)	0.22%	03/01/12	90,000	90,000,000

Jupiter Securitization Corp.(c)	0.22%	04/03/12	30,000	29,993,950

Jupiter Securitization Corp.(c)	0.23%	03/19/12	75,000	74,991,375

Jupiter Securitization Corp.(c)	0.23%	06/15/12	139,932	139,837,235

Jupiter Securitization Corp.(c)	0.25%	04/13/12	50,000	49,985,069

Jupiter Securitization Corp.(c)	0.25%	05/09/12	50,000	49,976,042

Jupiter Securitization Corp.(c)	0.32%	06/04/12	50,000	49,957,778

Jupiter Securitization Corp.(c)	0.32%	07/02/12	50,000	49,945,333

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	04/11/12	51,215	51,199,835

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	04/02/12	75,000	74,980,000

				2,176,398,238

Asset-Backed Securities–Securities–1.11%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	60,000	59,995,333

Solitaire Funding Ltd./LLC(b)(c)	0.28%	03/09/12	75,000	74,995,417

Solitaire Funding Ltd./LLC(b)(c)	0.35%	03/13/12	75,000	74,991,250

				209,982,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–0.56%
Market Street Funding LLC(c)	0.22%	06/05/12	$42,480	$42,455,078

Market Street Funding LLC(c)	0.25%	03/01/12	63,000	63,000,000

				105,455,078

Diversified Banks–3.16%
Bank of Montreal(b)	0.30%	06/18/12	75,000	74,931,875

BNZ International Funding Ltd.(b)(c)	0.25%	05/10/12	66,000	65,967,917

BNZ International Funding Ltd.(b)(c)	0.30%	03/16/12	100,000	99,987,500

BNZ International Funding Ltd.(b)(c)	0.60%	07/05/12	100,000	99,790,000

BNZ International Funding Ltd.(b)(c)	0.67%	06/21/12	75,000	74,843,667

DBS Bank Ltd.(b)(c)	0.51%	08/06/12	115,000	114,742,591

ING (US) Funding LLC(b)	0.19%	03/16/12	70,000	69,994,458

				600,258,008

Diversified Metals & Mining–0.26%
BHP Billiton Finance USA Ltd.(b)(c)	0.20%	05/11/12	50,000	49,980,278

Household Products–2.18%
Proctor & Gamble Co.	0.07%	04/17/12	87,000	86,992,049

Proctor & Gamble Co.	0.07%	04/18/12	115,000	114,989,267

Proctor & Gamble Co.	0.10%	03/26/12	62,942	62,937,629

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	05/02/12	99,500	99,397,183

Reckitt Benckiser Treasury Services PLC(b)(c)	0.63%	05/11/12	50,000	49,937,875

				414,254,003

Industrial Conglomerates–2.46%
General Electric Co.	0.07%	03/01/12	98,000	98,000,000

General Electric Co.	0.10%	03/29/12	75,000	74,994,167

Siemens Capital Co. LLC(b)(c)	0.13%	03/02/12	150,000	149,999,458

Siemens Capital Co. LLC(b)(c)	0.13%	03/05/12	145,400	145,397,900

				468,391,525

Integrated Oil & Gas–0.50%
Total Capital Canada Ltd.(b)(c)	0.15%	06/18/12	95,000	94,956,854

Internet Software & Services–0.13%
Google Inc.(c)	0.22%	06/08/12	25,000	24,984,875

Life & Health Insurance–2.20%
MetLife Short Term Funding LLC(c)	0.11%	03/14/12	142,500	142,494,340

MetLife Short Term Funding LLC(c)	0.11%	03/22/12	40,000	39,997,434

MetLife Short Term Funding LLC(c)	0.12%	03/13/12	40,000	39,998,400

MetLife Short Term Funding LLC(c)	0.12%	03/22/12	40,000	39,997,200

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	03/27/12	55,000	54,995,233

MetLife Short Term Funding LLC(c)	0.12%	03/29/12	50,000	49,995,333

				417,474,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Packaged Foods & Meats–0.58%
Nestle Capital Corp.(b)(c)	0.11%	06/01/12	$110,000	$109,969,078

Regional Banks–6.60%
ANZ National (Int’l) Ltd.(b)(c)	0.34%	07/05/12	75,000	74,910,750

ANZ National (Int’l) Ltd.(b)(c)	0.50%	08/01/12	100,000	99,787,500

ASB Finance Ltd.(b)(c)	0.59%	07/12/12	98,500	98,287,117

ASB Finance Ltd.(b)(c)	0.68%	06/18/12	150,000	149,691,167

Commonwealth Bank of Australia(b)(c)	0.18%	05/16/12	61,350	61,326,687

Commonwealth Bank of Australia(b)(c)	0.47%	04/10/12	170,000	169,912,167

Commonwealth Bank of Australia(b)(c)	0.49%	05/07/12	200,000	199,817,611

Commonwealth Bank of Australia(b)(c)	0.50%	04/11/12	150,000	149,914,583

Nordea North America Inc.(b)	0.45%	03/01/12	100,000	100,000,000

Westpac Banking Corp.(b)(c)	0.49%	05/07/12	150,000	149,863,208

				1,253,510,790

Soft Drinks–2.84%
Coca-Cola Co.(c)	0.10%	04/04/12	50,000	49,995,278

Coca-Cola Co.(c)	0.12%	05/04/12	50,000	49,989,333

Coca-Cola Co.(c)	0.12%	05/07/12	150,000	149,966,500

Coca-Cola Co.(c)	0.13%	04/03/12	70,000	69,991,658

Coca-Cola Co.(c)	0.13%	05/02/12	44,606	44,596,013

Coca-Cola Co.(c)	0.15%	06/04/12	25,000	24,990,104

Coca-Cola Co.(c)	0.16%	05/03/12	50,000	49,986,000

Coca-Cola Co.(c)	0.19%	07/03/12	100,000	99,934,556

				539,449,442

Specialized Finance–0.47%
Oversea-Chinese Banking Corp. Ltd	0.34%	05/22/12	90,000	89,930,300

Total Commercial Paper (Cost $9,317,587,537)				9,317,587,537

Certificates of Deposit–20.10%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000

Bank of Nova Scotia(d)	0.29%	04/09/12	150,000	150,000,000

Bank of Nova Scotia(d)	0.33%	08/21/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.36%	07/12/12	100,000	100,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.55%	03/13/13	100,000	100,000,000

Bank of Nova Scotia(d)	0.78%	03/05/12	79,000	79,002,017

Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.25%	04/20/12	55,000	55,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.30%	03/12/12	31,000	31,000,000

Bank of Toyko-Mitsubishi UFJ Ltd. (The)	0.38%	05/07/12	250,000	250,000,000

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000

Lloyds TSB Bank PLC(d)	0.63%	03/05/12	150,000	150,000,000

National Australia Bank Ltd.	0.17%	06/11/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.46%	03/12/12	125,000	124,982,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

National Australia Bank Ltd.(d)	0.54%	06/08/12	$175,000	$175,000,000

Nordea Bank Finland PLC(d)	0.78%	07/05/12	75,950	75,999,704

Rabobank Nederland(d)	0.35%	05/08/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.(d)	0.46%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B. (Cayman Islands)(b)	0.12%	03/01/12	377,092	377,091,536

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.16%	04/12/12	200,000	200,000,000

Toronto-Dominion Bank(d)	0.27%	05/11/12	100,000	100,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $3,818,075,538)				3,818,075,538

Variable Rate Demand Notes–15.95%(e)
Credit Enhanced–15.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.21%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	10/01/35	11,150	11,150,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(f)	0.24%	07/01/26	5,505	5,505,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.12%	05/15/37	32,750	32,750,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.17%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.11%	07/01/34	21,410	21,410,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.19%	07/01/32	8,185	8,185,000

Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/20	1,180	1,180,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.14%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/28	220	220,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/29	4,450	4,450,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.53%	07/01/30	3,125	3,125,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)	0.17%	11/01/37	3,750	3,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	$25,600	$25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/35	8,265	8,265,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	1,950	1,950,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/21	2,075	2,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.31%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.11%	01/01/37	17,000	17,000,000

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(f)	0.17%	01/01/37	21,490	21,490,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(f)	0.13%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	06/01/15	4,895	4,895,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	07/01/25	8,155	8,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	5,460	5,460,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.14%	08/01/39	6,970	6,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/30	$29,100	$29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.13%	06/15/25	7,340	7,340,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.18%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.36%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.15%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/27	78,553	78,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(f)	0.12%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/37	3,900	3,900,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	03/01/30	24,800	24,800,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.12%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.15%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	05/15/31	3,880	3,879,952

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.33%	09/01/41	15,410	15,410,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.18%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/19	12,035	12,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/19	$4,070	$4,070,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.14%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	11/01/25	4,800	4,800,000

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.12%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(f)	0.14%	11/15/37	17,120	17,120,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(c)(f)	0.19%	10/01/17	2,350	2,350,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	02/15/35	7,350	7,350,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.36%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.26%	06/01/17	1,329	1,329,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/39	$7,500	$7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.54%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.10%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/25	4,990	4,990,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(f)	0.18%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.18%	10/01/33	750	750,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.14%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.20%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	11/01/37	5,700	5,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/28	7,100	7,100,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.15%	05/15/38	13,100	13,100,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.23%	02/01/33	5,000	5,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/32	1,300	1,300,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.17%	11/01/31	8,320	8,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	$3,155	$3,155,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.13%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.16%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.16%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.16%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/37	13,425	13,425,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.16%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC– TD Bank N.A)(f)	0.10%	07/01/41	9,450	9,450,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.11%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.12%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.22%	03/01/15	1,010	1,009,921

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.19%	12/01/46	54,800	54,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.22%	03/01/39	6,500	6,500,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	10/15/38	6,522	6,522,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	11/15/39	9,400	9,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.16%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	01/01/25	2,645	2,645,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.13%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/33	505	505,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.17%	08/01/38	3,245	3,245,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.15%	07/01/29	2,480	2,480,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(c)(f)	0.14%	05/01/41	3,000	3,000,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.16%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.16%	07/01/38	28,520	28,520,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	06/01/25	9,165	9,165,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(f)	0.15%	12/01/41	13,465	13,465,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	07/15/36	$7,575	$7,574,637

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	425	424,795

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.17%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	06/15/32	49,000	49,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.13%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	04/01/32	12,320	12,320,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	01/01/19	7,355	7,355,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	06/01/31	9,040	9,040,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	09/01/34	28,575	28,575,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/31	27,285	27,285,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.18%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(f)	0.23%	11/01/18	2,035	2,035,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.36%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	08/01/34	72,000	72,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	$9,000	$9,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.15%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.19%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.16%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	07/01/27	26,245	26,245,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.12%	01/01/34	6,450	6,450,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.12%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.14%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	07/01/26	3,100	3,100,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	09/01/32	4,655	4,655,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	2,095	2,095,000

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	12/01/24	4,670	4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.13%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	07/01/36	6,555	6,555,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.15%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	11/01/32	34,185	34,185,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.23%	10/01/28	$9,410	$9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	03/01/28	5,602	5,602,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.20%	01/01/33	9,175	9,175,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.23%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.11%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.16%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.17%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.19%	03/01/29	1,070	1,070,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.43%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.11%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.28%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.13%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.16%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(f)	0.19%	07/01/26	37,285	37,285,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.13%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.12%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.13%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.39%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/30	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/01/18	$10,000	$10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.18%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.17%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.14%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.15%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.14%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.14%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	04/01/43	20,100	20,100,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC–Bank of America, N.A.)(f)	0.15%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.16%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/38	4,355	4,355,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/34	7,000	7,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.10%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.10%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	01/15/36	32,355	32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	12/01/33	26,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.12%	06/01/39	$16,000	$16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	12/01/32	9,000	9,000,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	08/01/30	5,900	5,900,000

Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(f)	0.30%	04/01/32	1,800	1,800,000

Total Variable Rate Demand Notes (Cost $3,029,423,256)				3,029,423,256

Medium-Term Notes–7.00%
American Honda Finance Corp. Sr. Unsec. Notes(b)(c)(d)	0.81%	12/19/12	150,000	150,000,000

General Electric Capital Corp. Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	66,128,965

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.57%	03/08/13	200,000	200,000,000

Kimberly-Clark Corp. Sr. Unsec. Notes(c)	4.03%	12/19/12	110,000	113,188,604

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.64%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.63%	03/01/13	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.58%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Notes(d)	0.81%	01/11/13	150,000	150,000,000

Sr. Unsec. Notes(d)	0.83%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.62%	03/07/13	150,000	150,000,000

Total Medium-Term Notes (Cost $1,329,317,569)				1,329,317,569

U.S. Treasury Securities–3.42%
U.S. Treasury Bills–3.42%
U.S. Treasury Bills	0.11%	07/05/12	150,000	149,944,875

U.S. Treasury Bills	0.10%	08/02/12	300,000	299,878,083

U.S. Treasury Bills	0.11%	08/09/12	200,000	199,906,083

Total U.S. Treasury Securities (Cost $649,729,041)				649,729,041

TOTAL INVESTMENTS (excluding Repurchase Agreements)–95.53% (Cost $18,144,132,941)				$18,144,132,941

			Repurchase
			Amount
Repurchase Agreements–5.46%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities valued at $525,004,859; 0%-7.50%, 11/15/17-12/20/54)(b)(h)	0.37%	—	$—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	338,289,446	338,287,848

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	102,500,626	102,500,000

Wells Fargo Securities, LLC, Term agreement dated 02/21/12, maturing value $100,025,000 (collateralized by Corporate obligations valued at $105,000,000; 0%-8.45%, 05/17/12-06/25/47)(i)	0.30%	03/22/12	100,025,000	100,000,000

Total Repurchase Agreements (Cost $1,035,787,848)				1,035,787,848

TOTAL INVESTMENTS(j)(k)–100.99% (Cost $19,179,920,789)				19,179,920,789

OTHER ASSETS LESS LIABILITIES–(0.99%)				(187,765,048)

NET ASSETS–100.00%				$18,992,155,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.9%; United Kingdom: 5.2%; other countries less than 5% each: 18.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $9,183,515,344, which represented 48.35% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1J.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	35.6%

8-30	23.7

31-60	13.1

61-90	11.1

91-180	15.6

181+	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–61.97%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.90%
Atlantis One Funding Corp.(b)(c)	0.23%	04/16/12	$40,000	$39,988,244

Atlantis One Funding Corp.(b)(c)	0.24%	04/06/12	110,000	109,973,600

				149,961,844

Asset-Backed Securities–Consumer Receivables–12.30%
Bryant Park Funding LLC(c)	0.17%	03/20/12	80,595	80,587,769

Salisbury Receivables Co. LLC(c)	0.17%	03/02/12	70,000	69,999,669

Sheffield Receivables Corp.(c)	0.16%	03/19/12	50,000	49,996,000

Sheffield Receivables Corp.(c)	0.16%	03/23/12	40,000	39,996,089

Windmill Funding Corp.(c)	0.24%	03/19/12	136,100	136,083,668

				376,663,195

Asset-Backed Securities–Fully Supported–5.06%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.34%	04/26/12	100,000	99,947,111

Straight-A Funding LLC (CEP–Federal Financing Bank)(c)	0.13%	03/16/12	55,000	54,997,021

				154,944,132

Asset-Backed Securities–Fully Supported Bank–3.59%
Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	03/30/12	70,000	69,992,669

Variable Funding Capital Co., LLC (CEP–Wells Fargo Bank, N.A.)(c)	0.13%	04/06/12	40,000	39,994,800

				109,987,469

Asset-Backed Securities–Multi-Purpose–8.59%
Chariot Funding, LLC/Ltd.(c)	0.15%	04/16/12	50,017	50,007,413

Nieuw Amsterdam Receivables Corp.(b)(c)	0.18%	03/21/12	53,000	52,994,700

Nieuw Amsterdam Receivables Corp.(b)(c)	0.19%	03/29/12	50,000	49,992,611

Nieuw Amsterdam Receivables Corp.(b)(c)	0.27%	04/10/12	45,000	44,986,500

Regency Markets No. 1, LLC(b)(c)	0.19%	03/28/12	25,000	24,996,438

Regency Markets No. 1, LLC(b)(c)	0.20%	03/14/12	40,000	39,997,111

				262,974,773

Asset-Backed Securities–Securities–4.90%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.20%	03/15/12	50,000	49,996,111

Solitaire Funding Ltd./LLC(b)(c)	0.26%	04/10/12	100,000	99,971,111

				149,967,222

Diversified Banks–6.70%
ING (US) Funding LLC(b)	0.19%	03/16/12	150,000	149,988,125

Sumitomo Mitsui Banking Corp.(b)(c)	0.25%	04/05/12	55,000	54,986,632

				204,974,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Metals & Mining–4.82%
BHP Billiton Finance USA Ltd.(b)(c)	0.12%	03/27/12	$37,587	$37,583,742

BHP Billiton Finance USA Ltd.(b)(c)	0.12%	04/04/12	25,000	24,997,167

BHP Billiton Finance USA Ltd.(b)(c)	0.17%	04/13/12	85,000	84,982,740

				147,563,649

Industrial Conglomerates–4.74%
General Electric Co.	0.06%	03/02/12	95,000	94,999,842

General Electric Co.	0.08%	03/01/12	50,000	50,000,000

				144,999,842

Life & Health Insurance–5.06%
MetLife Short Term Funding LLC(c)	0.12%	03/07/12	55,000	54,998,900

MetLife Short Term Funding LLC(c)	0.12%	03/23/12	50,000	49,996,333

MetLife Short Term Funding LLC(c)	0.12%	04/05/12	50,000	49,994,167

				154,989,400

Regional Banks–1.31%
HSBC USA Inc.(b)	0.23%	04/23/12	40,000	39,986,456

Total Commercial Paper (Cost $1,897,012,739)				1,897,012,739

Variable Rate Demand Notes–16.95%(d)
Credit Enhanced–16.95%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.12%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.16%	10/01/25	4,185	4,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/28	4,335	4,335,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.10%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	06/01/37	25,800	25,800,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.12%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.14%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.12%	01/01/18	3,140	3,140,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.17%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	$6,460	$6,460,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	08/15/25	9,160	9,160,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.11%	03/01/36	48,725	48,725,001

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	06/01/22	2,180	2,180,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.15%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/19	2,320	2,320,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	06/01/37	14,566	14,566,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/30	2,000	2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.13%	10/15/38	6,393	6,393,000

Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(b)(e)	0.11%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.13%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.13%	05/01/26	4,450	4,450,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.12%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.13%	04/01/32	5,800	5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/32	1,305	1,305,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	07/01/34	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	09/01/27	$7,105	$7,105,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.11%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.16%	06/01/23	6,420	6,420,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.18%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	03/01/19	2,590	2,590,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.13%	03/01/36	11,000	11,000,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	11/01/27	10,000	10,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	08/01/35	16,225	16,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.11%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.15%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.14%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $518,839,001)				518,839,001

Certificates of Deposit–11.76%
Bank of Montreal	0.15%	03/02/12	135,000	135,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/03/12	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	04/20/12	$50,000	$50,000,000

Toronto Dominion Bank	0.10%	03/12/12	75,000	75,000,115

Total Certificates of Deposit (Cost $360,000,115)				360,000,115

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.68% (Cost $2,775,851,855)				2,775,851,855

			Repurchase
			Amount
Repurchase Agreements–12.57%(f)
Barclays Capital Inc., Joint agreement dated 02/29/12, aggregate maturing value of $365,001,926 (collateralized by U.S. Treasury obligations valued at $372,300,060; 1.75%-5.38%, 05/31/16-02/15/31)	0.19%	03/01/12	$42,308,480	42,308,257

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.11%-12.50%, 05/15/12-03/01/42)	0.18%	03/01/12	327,443,462	327,441,825

Wells Fargo Securities, LLC, Joint agreement dated 02/29/12, aggregate maturing value of $750,004,583 (collateralized by Mortgage-Backed Securities & Other Instruments valued at $787,500,001; 0%-10.40%, 03/01/12-12/12/49)	0.22%	03/01/12	15,000,092	15,000,000

Total Repurchase Agreements (Cost $384,750,082)				384,750,082

TOTAL INVESTMENTS(g)(h)–103.25% (Cost $3,160,601,937)				3,160,601,937

OTHER ASSETS LESS LIABILITIES–(3.25)%				(99,466,757)

NET ASSETS–100.00%				$3,061,135,180

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.6%; United Kingdom: 9.1%; other countries less than 5% each: 11.5%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $1,566,223,316, which represented 51.16% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	41.4%

8-30	30.4

31-60	28.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–44.97%
U.S. Treasury Bills–39.60%(a)
U.S. Treasury Bills	0.09%	07/05/12	$150,000	$149,951,700

U.S. Treasury Bills	0.06%	07/05/12	250,000	249,945,313

U.S. Treasury Bills	0.06%	03/08/12	350,000	349,995,732

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,991,250

U.S. Treasury Bills	0.01%	04/05/12	300,000	299,997,083

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,986,875

U.S. Treasury Bills	0.02%	04/12/12	145,000	144,997,040

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,978,563

U.S. Treasury Bills	0.03%	04/19/12	240,000	239,990,200

U.S. Treasury Bills	0.06%	04/26/12	400,000	399,964,222

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,972,656

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,981,158

U.S. Treasury Bills	0.08%	05/10/12	150,000	149,976,667

U.S. Treasury Bills	0.12%	05/17/12	150,000	149,963,104

U.S. Treasury Bills	0.05%	05/17/12	250,000	249,975,938

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,971,533

U.S. Treasury Bills	0.08%	05/24/12	150,000	149,971,125

U.S. Treasury Bills	0.05%	05/31/12	150,000	149,982,179

U.S. Treasury Bills	0.06%	07/12/12	390,000	389,917,983

U.S. Treasury Bills	0.07%	07/19/12	200,000	199,945,556

U.S. Treasury Bills	0.06%	07/19/12	250,000	249,941,666

U.S. Treasury Bills	0.11%	07/26/12	150,000	149,932,013

U.S. Treasury Bills	0.10%	07/26/12	150,000	149,941,812

U.S. Treasury Bills	0.07%	07/26/12	150,000	149,960,187

U.S. Treasury Bills	0.11%	08/02/12	150,000	149,928,775

U.S. Treasury Bills	0.11%	08/09/12	150,000	149,929,563

U.S. Treasury Bills	0.12%	08/16/12	150,000	149,917,750

U.S. Treasury Bills	0.12%	08/23/12	150,000	149,911,771

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,929,417

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,908,125

				6,213,756,956

U.S. Treasury Notes–5.37%
U.S. Treasury Notes	1.00%	04/30/12	100,000	100,158,529

U.S. Treasury Notes	1.38%	05/15/12	250,000	250,685,919

U.S. Treasury Notes	0.75%	05/31/12	88,000	88,152,477

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,118,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes–(continued)

U.S. Treasury Notes	0.38%	08/31/12	$150,000	$150,194,957

U.S. Treasury Notes	4.00%	11/15/12	100,000	102,722,857

				843,033,043

Total U.S. Treasury Securities (Cost $7,056,789,999)				7,056,789,999

TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.97% (Cost $7,056,789,999)				7,056,789,999

			Repurchase
			Amount
Repurchase Agreements–55.02%(b)
Bank of Montreal, Agreement dated 02/29/12, maturing value $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,000,005; 2.50%-4.63%, 06/30/13-02/15/17)	0.09%	03/01/12	250,000,625	250,000,000

Bank of Montreal, Agreement dated 02/29/12, maturing value $350,001,458 (collateralized by U.S. Treasury obligations valued at $357,000,058; 2.63%-3.63%, 05/15/13-08/15/20)	0.15%	03/01/12	350,001,458	350,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $700,062,222 (collateralized by U.S. Treasury obligations valued at $714,000,143; 0.25%-6.25%, 04/15/12-02/15/42)(c)	0.10%	03/19/12	700,062,222	700,000,000

Barclays Capital Inc., Term agreement dated 02/22/12, maturing value of $600,082,667 (collateralized by U.S. Treasury obligations valued at $612,000,033; 0.13%-6.00%, 04/15/12-11/15/40)(c)	0.08%	04/24/12	600,082,667	600,000,000

BNP Paribas Securities Corp., Agreement dated 02/29/12, maturing value $215,000,896 (collateralized by U.S. Treasury obligations valued at $219,300,001; 0%-8.00%, 06/15/12-11/15/21)	0.15%	03/01/12	215,000,896	215,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value $700,060,278 (collateralized by U.S. Treasury obligations valued at $714,000,103; 0.13%-2.50%, 04/15/16-02/15/41)(c)	0.10%	03/19/12	700,060,278	700,000,000

CIBC World Markets Corp., Agreement dated 02/29/12, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,001,593; 0.25%-6.50%, 06/30/13-02/15/42)	0.15%	03/01/12	100,000,417	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,074; 2.38%, 05/31/18)	0.16%	03/01/12	250,001,111	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 02/29/12, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,004,830; 0%, 08/15/14-11/15/35)	0.15%	03/01/12	500,002,083	500,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	161,405,759	161,404,997

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value of $600,120,000 (collateralized by U.S. Treasury obligations valued at $612,000,102; 0%-8.75%, 04/05/12-11/15/39)(c)	0.12%	04/10/12	600,120,000	600,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $175,000,583 (collateralized by U.S. Treasury obligations valued at $178,502,708; 0.75%-3.63%, 03/31/13-08/15/13)	0.12%	03/01/12	175,000,583	175,000,000

HSBC Securities (USA) Inc., Agreement dated 02/29/12, maturing value $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,001,383; 1.88%-6.00%, 09/30/13-02/15/26)	0.15%	03/01/12	500,002,083	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 02/29/12, maturing value $382,567,302 (collateralized by U.S. Treasury obligations valued at $390,217,032; 2.00%, 02/15/22)	0.15%	03/01/12	382,567,302	382,565,708

Morgan Stanley, Agreement dated 02/29/12, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,067; 2.13%-3.75%, 05/31/15-11/15/18)	0.15%	03/01/12	200,000,833	200,000,000

RBC Capital Markets Corp., Term agreement dated 02/21/12, maturing value $700,023,333 (collateralized by U.S. Treasury obligations valued at $714,000,083; 0%-8.75%, 03/08/12-02/15/42)(c)	0.04%	03/22/12	700,023,333	700,000,000

RBS Securities Inc., Agreement dated 02/29/12, maturing value $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,002,477; 2.13%-3.63%, 04/15/28-02/15/41)	0.16%	03/01/12	500,002,222	500,000,000

RBS Securities Inc., Term agreement dated 02/22/12, maturing value $500,059,306 (collateralized by U.S. Treasury obligations valued at $510,002,574; 0.75%-3.88%, 01/15/25-02/15/42)(c)	0.07%	04/23/12	500,059,306	500,000,000

Societe Generale, Agreement dated 02/29/12, maturing value of $500,002,222 (collateralized by U.S. Treasury obligations valued at $510,000,039; 0.38%, 06/30/13-07/31/13)	0.16%	03/01/12	500,002,222	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Societe Generale, Term agreement dated 02/09/12, maturing value $500,091,667 (collateralized by U.S. Treasury obligations valued at $510,000,100; 0%-7.88%, 03/15/12-02/15/42)(c)	0.11%	04/09/12	$500,091,667	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 02/29/12, maturing value $250,001,111 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.63%, 05/17/12-02/15/42)	0.16%	03/01/12	250,001,111	250,000,000

Total Repurchase Agreements (Cost $8,633,970,705)				8,633,970,705

TOTAL INVESTMENTS(d)–99.99% (Cost $15,690,760,704)				15,690,760,704

OTHER ASSETS LESS LIABILITIES–0.01%				1,527,194

NET ASSETS–100.00%				$15,692,287,898

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	55.0%

8-30	2.2

31-60	12.0

61-90	10.8

91-180	17.1

181+	2.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.21%
Federal Farm Credit Bank (FFCB)–6.69%
Bonds(a)	0.21%	07/19/12	$80,000	$80,000,000

Bonds(a)	0.20%	08/08/12	52,920	52,915,304

Bonds(a)	0.21%	08/15/12	80,000	79,996,350

Bonds(a)	0.23%	08/17/12	80,000	79,988,755

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,971,045

Disc. Notes(b)	0.05%	05/11/12	25,000	24,997,535

Disc. Notes(b)	0.09%	08/03/12	75,000	74,970,938

Disc. Notes(b)	0.11%	09/14/12	25,000	24,984,951

				577,824,878

Federal Home Loan Bank (FHLB)–26.83%
Unsec. Bonds	0.11%	04/02/12	65,000	64,999,319

Unsec. Bonds	0.25%	07/11/12	50,000	50,021,652

Unsec. Bonds(a)	0.16%	07/13/12	95,000	94,998,261

Unsec. Bonds(a)	0.17%	07/13/12	60,000	60,000,000

Unsec. Bonds	0.25%	07/16/12	50,000	50,022,500

Unsec. Bonds	0.07%	07/18/12	50,000	49,994,062

Unsec. Bonds(a)	0.16%	07/19/12	80,000	80,000,000

Unsec. Bonds	0.12%	08/16/12	50,000	50,006,578

Unsec. Bonds	0.22%	08/23/12	103,270	103,321,759

Unsec. Bonds	0.22%	08/24/12	50,000	50,026,177

Unsec. Bonds(a)	0.20%	09/17/12	80,000	79,991,148

Unsec. Bonds	0.19%	10/26/12	50,000	50,014,051

Unsec. Disc. Notes(b)	0.00%	03/01/12	21,429	21,428,745

Unsec. Disc. Notes(b)	0.04%	03/16/12	100,000	99,998,333

Unsec. Disc. Notes(b)	0.04%	04/11/12	156,950	156,942,850

Unsec. Disc. Notes(b)	0.05%	04/13/12	46,000	45,997,253

Unsec. Disc. Notes(b)	0.12%	04/13/12	75,000	74,989,250

Unsec. Disc. Notes(b)	0.05%	04/18/12	75,000	74,995,000

Unsec. Disc. Notes(b)	0.13%	04/18/12	75,000	74,987,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	125,000	124,991,319

Unsec. Disc. Notes(b)	0.13%	04/20/12	65,000	64,988,264

Unsec. Disc. Notes(b)	0.05%	04/25/12	85,000	84,993,507

Unsec. Disc. Notes(b)	0.07%	04/25/12	50,000	49,995,035

Unsec. Disc. Notes(b)	0.13%	04/25/12	50,000	49,990,069

Unsec. Disc. Notes(b)	0.13%	05/04/12	49,030	49,018,669

Unsec. Disc. Notes(b)	0.13%	05/09/12	50,000	49,987,542

Unsec. Disc. Notes(b)	0.06%	05/15/12	50,000	49,993,750

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,984,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.11%	05/21/12	$60,000	$59,985,150

Unsec. Disc. Notes(b)	0.10%	05/23/12	56,565	56,552,611

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,981,155

Unsec. Disc. Notes(b)	0.07%	07/06/12	60,000	59,985,607

Unsec. Disc. Notes(b)	0.09%	07/20/12	40,000	39,986,683

Unsec. Global Bonds(a)	0.15%	07/19/12	75,000	74,995,697

Unsec. Global Bonds(a)	0.26%	08/28/12	80,000	80,000,000

				2,318,163,371

Federal Home Loan Mortgage Corp. (FHLMC)–13.15%
Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/26/12	50,000	49,996,528

Unsec. Disc. Notes(b)	0.09%	04/02/12	56,689	56,684,465

Unsec. Disc. Notes(b)	0.11%	04/04/12	50,000	49,994,805

Unsec. Disc. Notes(b)	0.05%	04/09/12	50,000	49,997,292

Unsec. Disc. Notes(b)	0.04%	04/16/12	75,000	74,996,167

Unsec. Disc. Notes(b)	0.05%	04/24/12	50,000	49,996,250

Unsec. Disc. Notes(b)	0.09%	05/08/12	50,000	49,991,500

Unsec. Disc. Notes(b)	0.06%	05/09/12	50,000	49,994,250

Unsec. Disc. Notes(b)	0.10%	05/16/12	50,000	49,989,444

Unsec. Disc. Notes(b)	0.10%	05/17/12	50,000	49,989,306

Unsec. Disc. Notes(b)	0.10%	07/06/12	50,000	49,982,361

Unsec. Disc. Notes(b)	0.10%	07/09/12	50,000	49,981,944

Unsec. Disc. Notes(b)	0.07%	07/10/12	100,000	99,974,528

Unsec. Disc. Notes(b)	0.07%	07/12/12	50,000	49,987,069

Unsec. Disc. Notes(b)	0.08%	07/16/12	50,000	49,984,778

Unsec. Disc. Notes(b)	0.09%	07/16/12	40,000	39,986,300

Unsec. Disc. Notes(b)	0.12%	07/24/12	50,000	49,975,833

Unsec. Disc. Notes(b)	0.07%	08/17/12	25,000	24,991,785

Unsec. Disc. Notes(b)	0.07%	08/20/12	40,000	39,986,622

Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,967,306

Unsec. Disc. Notes(b)	0.10%	10/02/12	50,000	49,970,139

				1,136,418,672

Federal National Mortgage Association (FNMA)–9.54%
Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	50,000,000

Unsec. Disc. Notes(b)	0.10%	03/02/12	70,000	69,999,806

Unsec. Disc. Notes(b)	0.10%	03/05/12	50,000	49,999,444

Unsec. Disc. Notes(b)	0.09%	04/04/12	50,000	49,995,608

Unsec. Disc. Notes(b)	0.04%	04/27/12	75,000	74,995,250

Unsec. Disc. Notes(b)	0.10%	05/01/12	50,000	49,991,528

Unsec. Disc. Notes(b)	0.11%	05/01/12	50,000	49,990,681

Unsec. Disc. Notes(b)	0.10%	05/02/12	100,000	99,983,638

Unsec. Disc. Notes(b)	0.09%	05/09/12	50,000	49,991,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.08%	07/11/12	$50,000	$49,986,250

Unsec. Disc. Notes(b)	0.06%	07/12/12	50,000	49,988,917

Unsec. Disc. Notes(b)	0.08%	07/18/12	50,000	49,985,521

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,962,569

Unsec. Global Notes(a)	0.23%	07/26/12	80,000	80,006,611

				824,877,198

Total U.S. Government Sponsored Agency Securities (Cost $4,857,284,119)				4,857,284,119

U.S. Treasury Securities–3.76%(b)
U.S. Treasury Bills	0.08%	04/05/12	50,000	49,996,111

U.S. Treasury Bills	0.08%	04/12/12	50,000	49,995,334

U.S. Treasury Bills	0.11%	04/19/12	150,000	149,978,052

U.S. Treasury Bills	0.08%	05/24/12	75,000	74,985,300

Total U.S. Treasury Securities (Cost $324,954,797)				324,954,797

TOTAL INVESTMENTS (excluding Repurchase Agreements)—59.97% (Cost $5,182,238,916)				5,182,238,916

			Repurchase
			Amount
Repurchase Agreements–41.77%(c)
Bank of Montreal, Joint term agreement dated 02/29/12, aggregate maturing value $500,023,333 (collateralized by U.S. Treasury obligations valued at $510,000,012; 0.13%-6.13%, 09/30/13-11/15/27)(d)	0.12%	03/14/12	425,019,833	425,000,000

Barclays Capital Inc., Term agreement dated 02/14/12, maturing value of $300,072,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $306,000,055; 0%-5.63%, 03/22/12-04/15/30)(d)	0.14%	04/16/12	300,072,333	300,000,000

Barclays Capital Inc., Term agreement dated 02/16/12, maturing value of $350,037,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,086; 0%-2.13%, 07/15/12-04/15/30)(d)	0.12%	03/19/12	350,037,333	350,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/29/12, aggregate maturing value $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.75%, 11/17/15-05/27/16)	0.17%	03/01/12	200,000,945	200,000,000

BNP Paribas Securities Corp., Term agreement dated 02/17/12, maturing value of $100,010,333 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,063; 0.33%-6.47%, 06/15/12-04/19/35)(d)	0.12%	03/19/12	100,010,333	100,000,000

Credit Agricole Corporate & Investment Bank, Agreement dated 02/29/12, maturing value of $250,001,181 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,670; 4.50%-4.63%, 01/15/14-10/15/14)	0.17%	03/01/12	250,001,181	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 02/08/12, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,001,854; 0%-11.25%, 02/15/15-08/15/40)	0.10%	03/09/12	300,025,000	300,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value of $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,102; 1.38%-2.13%, 11/30/15-08/15/21)	0.17%	03/01/12	134,759,694	134,759,058

Deutsche Bank Securities Inc., Term agreement dated 02/10/12, maturing value $400,086,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,823; 0%-7.25%, 03/02/12-09/15/60)(d)	0.13%	04/10/12	400,086,667	400,000,000

Goldman, Sachs & Co., Agreement dated 02/29/12, maturing value $300,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,981; 0%-5.25%, 03/20/12-09/15/29)	0.16%	03/01/12	300,001,333	300,000,000

RBS Securities Inc., Joint agreement dated 02/29/12, aggregate maturing value $400,001,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,484; 0%-12.50%, 04/15/12-09/15/39)	0.17%	03/01/12	100,000,472	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint term agreement dated 02/22/12, aggregate maturing value $300,040,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,488; 0%-6.13%, 05/15/12-06/15/37)(d)	0.08%	04/23/12	$250,033,889	$250,000,000

Societe Generale, Agreement dated 02/29/12, maturing value $500,002,361 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,394; 0%, 07/15/15-04/15/30)	0.17%	03/01/12	500,002,361	500,000,000

Total Repurchase Agreements (Cost $3,609,759,058)				3,609,759,058

TOTAL INVESTMENTS(e)–101.74% (Cost $8,791,997,974)				8,791,997,974

OTHER ASSETS LESS LIABILITIES–(1.74%)				(150,389,583)

NET ASSETS–100.00%				$8,641,608,391

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	51.8%

8-30	5.1

31-60	17.3

61-90	9.8

91-180	13.3

181+	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–63.79%
Federal Farm Credit Bank (FFCB)–9.76%
Bonds(a)	0.21%	07/19/12	$5,000	$5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,570

Bonds(a)	0.21%	08/15/12	5,000	4,999,772

Bonds(a)	0.20%	08/20/12	4,925	4,925,941

Bonds(a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes(b)	0.05%	03/21/12	15,000	14,999,584

Disc. Notes(b)	0.08%	03/27/12	10,000	9,999,422

Disc. Notes(b)	0.08%	04/04/12	10,400	10,399,214

Disc. Notes(b)	0.07%	04/06/12	5,000	4,999,650

Disc. Notes(b)	0.01%	05/10/12	5,000	4,999,028

Disc. Notes(b)	0.09%	05/29/12	10,000	9,997,775

Disc. Notes(b)	0.06%	06/08/12	10,000	9,998,350

Disc. Notes(b)	0.08%	08/20/12	5,000	4,998,089

Disc. Notes(b)	0.07%	08/28/12	5,000	4,998,250

Disc. Notes(b)	0.08%	09/04/12	5,000	4,997,922

				125,312,567

Federal Home Loan Bank (FHLB)–54.03%
Unsec. Bonds(a)	0.16%	07/13/12	10,000	9,999,817

Unsec. Bonds(a)	0.16%	07/19/12	5,000	5,000,000

Unsec. Bonds(a)	0.20%	09/17/12	5,000	4,999,447

Unsec. Disc. Notes(b)	0.00%	03/01/12	54,000	53,571,255

Unsec. Disc. Notes(b)	0.05%	03/01/12	25,000	25,000,000

Unsec. Disc. Notes(b)	0.07%	03/02/12	15,000	14,999,973

Unsec. Disc. Notes(b)	0.09%	03/02/12	6,500	6,499,984

Unsec. Disc. Notes(b)	0.10%	03/02/12	5,000	4,999,986

Unsec. Disc. Notes(b)	0.04%	03/06/12	15,000	14,999,927

Unsec. Disc. Notes(b)	0.06%	03/06/12	10,000	9,999,917

Unsec. Disc. Notes(b)	0.06%	03/07/12	8,366	8,365,916

Unsec. Disc. Notes(b)	0.07%	03/07/12	10,000	9,999,892

Unsec. Disc. Notes(b)	0.07%	03/09/12	15,000	14,999,767

Unsec. Disc. Notes(b)	0.09%	03/09/12	5,000	4,999,900

Unsec. Disc. Notes(b)	0.04%	03/12/12	5,000	4,999,939

Unsec. Disc. Notes(b)	0.08%	03/12/12	15,000	14,999,633

Unsec. Disc. Notes(b)	0.05%	03/14/12	15,000	14,999,756

Unsec. Disc. Notes(b)	0.06%	03/14/12	15,000	14,999,675

Unsec. Disc. Notes(b)	0.12%	03/14/12	15,000	14,999,350

Unsec. Disc. Notes(b)	0.04%	03/16/12	15,000	14,999,750

Unsec. Disc. Notes(b)	0.12%	03/16/12	15,000	14,999,250

Unsec. Disc. Notes(b)	0.07%	03/21/12	15,000	14,999,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.12%	03/21/12	$10,000	$9,999,333

Unsec. Disc. Notes(b)	0.09%	03/23/12	15,000	14,999,175

Unsec. Disc. Notes(b)	0.08%	03/23/12	11,337	11,336,446

Unsec. Disc. Notes(b)	0.05%	03/27/12	10,000	9,999,639

Unsec. Disc. Notes(b)	0.09%	03/28/12	7,500	7,499,522

Unsec. Disc. Notes(b)	0.07%	04/02/12	8,429	8,428,475

Unsec. Disc. Notes(b)	0.09%	04/04/12	5,000	4,999,575

Unsec. Disc. Notes(b)	0.09%	04/09/12	5,000	4,999,502

Unsec. Disc. Notes(b)	0.10%	04/09/12	5,000	4,999,485

Unsec. Disc. Notes(b)	0.13%	04/09/12	7,000	6,999,014

Unsec. Disc. Notes(b)	0.10%	04/11/12	5,000	4,999,459

Unsec. Disc. Notes(b)	0.04%	04/11/12	15,000	14,999,317

Unsec. Disc. Notes(b)	0.10%	04/13/12	21,150	21,147,540

Unsec. Disc. Notes(b)	0.05%	04/18/12	15,000	14,999,000

Unsec. Disc. Notes(b)	0.05%	04/20/12	15,000	14,998,958

Unsec. Disc. Notes(b)	0.06%	04/20/12	15,000	14,998,854

Unsec. Disc. Notes(b)	0.08%	04/23/12	5,750	5,749,323

Unsec. Disc. Notes(b)	0.10%	04/25/12	25,000	24,996,180

Unsec. Disc. Notes(b)	0.08%	04/27/12	10,000	9,998,733

Unsec. Disc. Notes(b)	0.10%	05/02/12	25,000	24,995,694

Unsec. Disc. Notes(b)	0.08%	05/04/12	15,000	14,997,866

Unsec. Disc. Notes(b)	0.10%	05/04/12	20,200	20,196,543

Unsec. Disc. Notes(b)	0.10%	05/09/12	10,000	9,998,083

Unsec. Disc. Notes(b)	0.11%	05/09/12	10,000	9,997,892

Unsec. Disc. Notes(b)	0.11%	05/11/12	16,300	16,296,464

Unsec. Disc. Notes(b)	0.08%	05/14/12	12,000	11,998,027

Unsec. Disc. Notes(b)	0.07%	05/15/12	5,000	4,999,271

Unsec. Disc. Notes(b)	0.11%	05/15/12	16,500	16,496,219

Unsec. Disc. Notes(b)	0.11%	05/23/12	25,000	24,993,487

Unsec. Disc. Notes(b)	0.08%	07/18/12	10,000	9,997,104

Unsec. Disc. Notes(b)	0.09%	07/20/12	10,000	9,996,671

Unsec. Disc. Notes(b)	0.08%	07/24/12	9,000	8,997,281

				693,540,683

Total U.S. Government Sponsored Agency Securities (Cost $818,853,250)				818,853,250

U.S. Treasury Securities–36.22%(b)
U.S. Treasury Bills	0.01%	03/01/12	100,000	100,000,000

U.S. Treasury Bills	0.03%	03/01/12	25,000	25,000,000

U.S. Treasury Bills	0.06%	03/08/12	25,000	24,999,733

U.S. Treasury Bills	0.10%	03/15/12	25,000	24,999,018

U.S. Treasury Bills	0.01%	03/22/12	50,000	49,999,854

U.S. Treasury Bills	0.06%	03/22/12	15,000	14,999,475

U.S. Treasury Bills	0.01%	04/05/12	10,000	9,999,883

U.S. Treasury Bills	0.04%	04/05/12	15,000	14,999,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)

U.S. Treasury Bills	0.01%	04/12/12	$15,000	$14,999,825

U.S. Treasury Bills	0.04%	04/12/12	15,000	14,999,265

U.S. Treasury Bills	0.05%	04/19/12	40,000	39,997,407

U.S. Treasury Bills	0.04%	04/26/12	25,000	24,998,444

U.S. Treasury Bills	0.06%	04/26/12	15,000	14,998,705

U.S. Treasury Bills	0.06%	05/03/12	15,000	14,998,425

U.S. Treasury Bills	0.08%	05/10/12	15,000	14,997,637

U.S. Treasury Bills	0.09%	05/10/12	15,000	14,997,521

U.S. Treasury Bills	0.10%	05/10/12	10,000	9,998,114

U.S. Treasury Bills	0.11%	05/17/12	15,000	14,996,375

U.S. Treasury Bills	0.09%	05/24/12	20,000	19,996,033

Total U.S. Treasury Securities (Cost $464,975,175)				464,975,175

TOTAL INVESTMENTS(c)–100.01% (Cost $1,283,828,425)				1,283,828,425

OTHER ASSETS LESS LIABILITIES–(0.01%)				(181,010)

NET ASSETS–100.00%				$1,283,647,415

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	30.6%

8-30	23.8

31-60	22.6

61-90	19.1

91-180	3.2

181+	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

February 29, 2012
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.73%
Alabama–2.26%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	10/01/32	$1,150	$1,150,000

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(a)(b)(c)	0.14%	02/01/40	8,895	8,895,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.16%	04/01/28	10,000	10,000,000

				20,045,000

Arizona–1.71%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.20%	08/01/15	7,455	7,455,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,824,260

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	0.16%	10/01/25	4,930	4,930,000

				15,209,260

Colorado–4.41%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.53%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	07/01/21	4,480	4,480,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

				39,170,000

Connecticut–0.69%
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/36	6,100	6,100,000

District of Columbia–0.99%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	01/01/29	8,782	8,782,000

Florida–3.30%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.17%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	06/01/22	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.16%	04/01/17	$2,275	$2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	10/15/32	1,125	1,125,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.15%	07/01/32	2,400	2,399,591

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	04/01/20	2,725	2,725,000

				29,344,591

Georgia–5.35%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.23%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	8,390	8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,035,543

Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,580,744

Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	1,630	1,672,001

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.16%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.13%	06/01/25	500	500,000

Winder (City of) & Barrow (County of) Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/34	8,000	8,000,000

				47,508,288

Idaho–0.57%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,028,434

Illinois–7.82%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.11%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.12%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.17%	02/01/42	3,743	3,743,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	$3,850	$3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.54%	11/01/24	1,120	1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	08/15/25	1,550	1,550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.18%	10/01/33	4,850	4,850,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	09/01/32	3,130	3,130,000

				69,453,000

Indiana–3.63%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.25%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/32	9,290	9,290,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.24%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/38	900	900,000

				32,255,000

Iowa–0.57%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,259,966

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.14%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, TRAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/18/12	1,500	1,504,770

				5,094,736

Kansas–0.39%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.16%	03/01/31	3,500	3,500,000

Kentucky–0.79%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/30	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–2.17%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	$5,170	$5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/39	6,675	6,675,000

				19,265,000

Massachusetts–0.57%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.17%	04/01/28	5,050	5,050,000

Michigan–2.99%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/30	18,150	18,150,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	10/15/38	1,130	1,130,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.16%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	11/01/25	3,500	3,500,000

				26,535,000

Minnesota–1.45%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/31	5,000	5,000,000

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	11/01/35	2,045	2,045,000

				12,880,000

Mississippi–1.67%
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.16%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/33	9,500	9,500,000

				14,865,000

Missouri–4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.16%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.42%	02/01/28	1,595	1,595,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	04/01/30	$2,000	$2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.17%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	04/15/27	9,170	9,170,000

				42,030,000

Nevada–0.79%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.13%	12/01/39	7,000	7,000,000

New Hampshire–1.03%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	06/01/28	3,200	3,200,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/18	6,000	6,000,000

				9,200,000

New Mexico–0.27%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,422,127

New York–0.39%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.14%	11/01/31	3,500	3,500,000

North Carolina–3.16%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,190,179

New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,032,307

North Carolina (State of) Capital Facilities Agency (Saint Mary’s School); Series 2006, VRD RB (LOC– Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	02/01/28	4,560	4,560,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.13%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,088,684

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,144,228

				28,075,398

Ohio–7.97%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/21	10,000	10,000,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/40	3,000	3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.21%	12/01/32	$14,960	$14,960,000

Middletown (City of) (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	10,000	10,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	11/15/39	18,280	18,280,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Warren (County of) (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	07/01/39	4,500	4,500,000

				70,840,000

Pennsylvania–6.11%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	09/01/18	2,570	2,570,000

Geisinger Authority; Series 2005 C, VRD Health System RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	09/01/28	7,815	7,815,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.16%	11/01/14	1,200	1,200,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.16%	07/01/38	17,066	17,066,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.19%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	06/01/21	7,475	7,475,000

				54,286,000

Tennessee–0.94%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.15%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.16%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,112,900

				8,337,900

Texas–13.45%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,288,915

Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	12/15/34	3,355	3,355,000

Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,174,891

Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,238,742

Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/22/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.16%	05/24/12	19,800	19,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/15/12	$3,325	$3,397,307

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	05/01/19	9,100	9,100,000

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,192,047

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,383,695

Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,677,288

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,612,741

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,145,945

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,307,322

Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,811,237

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,300,000

				119,515,130

Utah–2.15%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	06/01/21	2,700	2,700,000

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/24	10,000	10,000,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,319,100

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.21%	04/01/42	3,125	3,125,000

				19,144,100

Virginia–4.59%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/35	13,185	13,185,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.24%	07/01/34	8,005	8,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper Notes	0.13%	03/05/12	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.20%	12/01/19	990	990,000

				40,750,000

Washington–4.47%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,000,000

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,565,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds	4.00%	05/01/12	$1,000	$1,006,327

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP–Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,934,863

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.36%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.14%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/43	7,900	7,900,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(a)(b)	0.25%	08/01/24	2,250	2,250,000

				39,721,931

West Virginia–0.76%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–6.20%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.16%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.12%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.61%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,008,009

				55,078,009

Wyoming–1.39%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.12%	01/01/18	10,290	10,290,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.13%	11/01/24	2,060	2,060,000

				12,350,000

TOTAL INVESTMENTS(f)(g)–99.73% (Cost $886,135,904)				886,135,904

OTHER ASSETS LESS LIABILITIES–0.27%				2,409,349

NET ASSETS–100.00%				$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2012 was $40,682,000, which represented 4.58% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.7%

PNC Bank, N.A.	9.1

Wells Fargo Bank, N.A.	9.0

Federal Home Loan Mortgage Corp.	8.1

Bank of America, N.A.	7.8

Federal National Mortgage Association	7.7

Portfolio Composition by Maturity

In days, as of 2/29/12

1-7	89.5%

61-90	3.9

91-180	5.3

181+	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value	$18,144,132,941	$2,775,851,855	$7,056,789,999	$5,182,238,916	$1,283,828,425	$886,135,904

Repurchase agreements	1,035,787,848	384,750,082	8,633,970,705	3,609,759,058	—	—

Total investments	19,179,920,789	3,160,601,937	15,690,760,704	8,791,997,974	1,283,828,425	886,135,904

Cash	—	—	—	—	—	987,805

Receivable for:
Investments sold	11,085,388	1,440,081	—	—	—	740,034

Interest	6,208,113	97,455	2,965,096	468,448	15,467	1,037,553

Fund expenses absorbed	296,346	211,892	1,507,256	630,190	22,023	94,131

Investment for trustee deferred compensation and retirement plans	533,240	250,969	253,017	105,789	49,161	94,424

Other assets	138,013	175,313	142,245	74,323	32,657	49,440

Total assets	19,198,181,889	3,162,777,647	15,695,628,318	8,793,276,724	1,283,947,733	889,139,291

Liabilities:
Payable for:
Investments purchased	199,727,778	99,947,111	—	149,978,052	—	—

Amount due custodian	—	—	—	53,486	—	—

Dividends	2,036,616	317,375	250,945	140,501	18,498	60,323

Accrued fees to affiliates	615,853	193,104	1,212,688	636,735	129,297	85,736

Accrued operating expenses	276,245	67,498	199,492	68,812	43,685	38,342

Trustee deferred compensation and retirement plans	3,369,656	1,117,379	1,677,295	790,747	108,838	409,637

Total liabilities	206,026,148	101,642,467	3,340,420	151,668,333	300,318	594,038

Net assets applicable to shares outstanding	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

Net assets consist of:
Shares of beneficial interest	$18,990,322,758	$3,060,394,305	$15,691,518,780	$8,640,987,248	$1,283,638,676	$888,674,027

Undistributed net investment income	2,549,244	662,649	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(716,261)	78,226	(528,931)	(44,423)	(38,429)	(78,572)

	$18,992,155,741	$3,061,135,180	$15,692,287,898	$8,641,608,391	$1,283,647,415	$888,545,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,370,368,765	$2,170,656,268	$5,076,241,671	$5,163,162,216	$1,200,670,433	$562,557,082

Private Investment Class	$492,902,397	$216,009,792	$709,350,892	$406,149,237	$26,542,105	$96,220,597

Personal Investment Class	$95,739,616	$81,116,822	$169,568,597	$12,786,939	$4,246,899	$3,193,085

Cash Management Class	$654,852,346	$458,657,740	$6,760,084,968	$1,329,843,174	$37,354,946	$106,357,672

Reserve Class	$119,673,622	$9,486,161	$89,974,222	$269,913,516	$2,858,489	$29,737,852

Resource Class	$157,288,113	$33,159,045	$259,852,910	$216,993,753	$11,964,491	$20,918,193

Corporate Class	$1,101,330,882	$92,049,352	$2,627,214,638	$1,242,759,556	$10,052	$69,560,772

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,369,029,130	2,171,301,475	5,075,841,098	5,162,841,001	1,200,633,528	562,550,906

Private Investment Class	492,857,707	216,101,681	709,244,118	406,087,860	26,563,409	96,206,490

Personal Investment Class	95,731,943	81,065,494	169,482,545	12,782,864	4,247,562	3,189,499

Cash Management Class	654,568,772	458,665,701	6,759,493,230	1,329,748,865	37,352,306	106,381,003

Reserve Class	119,675,850	9,487,742	89,955,582	269,911,938	2,856,820	29,735,394

Resource Class	157,256,943	33,132,785	259,789,390	216,947,735	11,962,066	20,915,765

Corporate Class	1,101,296,798	92,039,381	2,627,272,258	1,242,713,665	10,012	69,561,278

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2012
(Unaudited)

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$25,555,095	$2,688,057	$5,601,632	$5,138,728	$246,857	$702,101

Expenses:
Advisory fees	13,862,241	2,210,649	12,082,967	4,665,033	553,222	938,690

Administrative services fees	530,851	296,016	495,266	393,558	114,188	123,489

Custodian fees	376,794	62,189	328,280	115,057	20,714	16,668

Distribution fees:
Private Investment Class	1,174,849	521,992	2,005,610	1,201,066	100,061	226,922

Personal Investment Class	393,036	318,923	631,184	60,699	18,890	15,603

Cash Management Class	470,692	218,019	3,450,300	921,038	20,156	57,133

Reserve Class	587,814	26,921	537,650	922,508	12,355	113,393

Resource Class	175,740	27,188	278,784	268,576	14,427	22,316

Corporate Class	245,799	12,180	461,521	161,968	3,296	4,743

Transfer agent fees	831,735	132,639	724,978	419,853	33,059	38,302

Trustees’ and officers’ fees and benefits	576,370	88,595	450,783	257,191	23,583	32,508

Other	341,008	126,335	270,795	160,187	88,614	78,903

Total expenses	19,566,929	4,041,646	21,718,118	9,546,734	1,002,565	1,668,670

Less: Fees waived	(5,497,234)	(2,133,607)	(17,770,552)	(5,346,987)	(829,524)	(1,216,532)

Net expenses	14,069,695	1,908,039	3,947,566	4,199,747	173,041	452,138

Net investment income	11,485,400	780,018	1,654,066	938,981	73,816	249,963

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(657,967)	78,226	31,608	25,613	2,184	—

Net increase in net assets resulting from operations	$10,827,433	$858,244	$1,685,674	$964,594	$76,000	$249,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$11,485,400	$30,037,490	$780,018	$2,389,704

Net realized gain (loss)	(657,967)	(58,293)	78,226	—

Net increase in net assets resulting from operations	10,827,433	29,979,197	858,244	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(10,285,608)	(25,064,971)	(904,446)	(1,914,692)

Private Investment Class	(47,534)	(104,657)	(66,043)	(61,778)

Personal Investment Class	(10,602)	(20,916)	(26,549)	(18,886)

Cash Management Class	(252,430)	(1,808,242)	(139,475)	(214,666)

Reserve Class	(11,899)	(22,045)	(1,274)	(1,386)

Resource Class	(17,778)	(45,485)	(8,715)	(20,695)

Corporate Class	(859,549)	(2,971,174)	(28,520)	(157,601)

Total distributions from net investment income	(11,485,400)	(30,037,490)	(1,175,022)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	1,130,781,316	(1,076,951,392)	278,712,501	39,264,332

Private Investment Class	(8,713,263)	(207,822,434)	(51,589,770)	(39,362,727)

Personal Investment Class	(11,937,105)	(3,795,941)	(3,325,184)	(4,527,089)

Cash Management Class	(912,574,621)	(1,059,890,679)	7,069,963	229,414

Reserve Class	29,449,694	(18,744,717)	2,698,214	(1,245,728)

Resource Class	(19,785,603)	(84,339,783)	3,948,470	(121,895,207)

Corporate Class	(757,186,504)	(1,816,634,825)	(10,574,190)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(549,966,086)	(4,268,179,771)	226,940,004	(296,515,682)

Net increase (decrease) in net assets	(550,624,053)	(4,268,238,064)	226,623,226	(296,515,682)

Net assets:
Beginning of period	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of period*	$18,992,155,741	$19,542,779,794	$3,061,135,180	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,549,244	$2,549,244	$662,649	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

			Government &
	Treasury Portfolio		Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$1,654,066	$3,552,436	$938,981	$3,103,073

Net realized gain	31,608	495,071	25,613	104,979

Net increase in net assets resulting from operations	1,685,674	4,047,507	964,594	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(489,887)	(1,646,245)	(549,362)	(2,277,120)

Private Investment Class	(82,422)	(169,870)	(48,340)	(100,807)

Personal Investment Class	(17,272)	(36,476)	(1,629)	(2,934)

Cash Management Class	(708,852)	(1,131,781)	(185,391)	(250,978)

Reserve Class	(10,931)	(19,409)	(18,569)	(20,083)

Resource Class	(28,596)	(67,747)	(27,024)	(53,861)

Corporate Class	(316,106)	(480,896)	(108,666)	(397,290)

Total distributions from net investment income	(1,654,066)	(3,552,424)	(938,981)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,034)	—	(102,823)	—

Private Investment Class	(39,886)	—	(10,469)	—

Personal Investment Class	(9,672)	—	(305)	—

Cash Management Class	(395,768)	—	(29,913)	—

Reserve Class	(10,973)	—	(2,990)	—

Resource Class	(14,689)	—	(5,505)	—

Corporate Class	(198,000)	—	(23,009)	—

Total distributions from net realized gains	(935,022)	—	(175,014)	—

Share transactions–net:
Institutional Class	(104,119,408)	649,938,568	(492,483,450)	1,112,658,773

Private Investment Class	(135,633,174)	60,672,576	(143,698,844)	(8,156,568)

Personal Investment Class	(15,730,747)	11,874,463	(1,905,861)	710,512

Cash Management Class	380,761,626	1,099,901,588	(344,680,226)	631,644,460

Reserve Class	(58,685,917)	96,918,581	199,540,498	(113,478,371)

Resource Class	(33,679,741)	(115,864,624)	(55,177,265)	(21,992,305)

Corporate Class	771,082,640	302,491,390	(101,501,151)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	803,995,279	2,105,932,542	(939,906,299)	1,775,574,098

Net increase (decrease) in net assets	803,091,865	2,106,427,625	(940,055,700)	1,775,679,077

Net assets:
Beginning of period	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of period*	$15,692,287,898	$14,889,196,033	$8,641,608,391	$9,581,664,091

* Includes accumulated undistributed net investment income	$1,298,049	$1,298,049	$665,566	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2012 and the year ended August 31, 2011
(Unaudited)

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011

Operations:
Net investment income	$73,816	$168,055	$249,963	$392,676

Net realized gain (loss)	2,184	7,379	—	(5,583)

Net increase in net assets resulting from operations	76,000	175,434	249,963	387,093

Distributions to shareholders from net investment income:
Institutional Class	(61,307)	(142,820)	(163,917)	(330,463)

Private Investment Class	(4,030)	(14,193)	(26,635)	(19,378)

Personal Investment Class	(507)	(1,623)	(1,316)	(998)

Cash Management Class	(4,056)	(4,994)	(35,194)	(28,288)

Reserve Class	(248)	(361)	(7,250)	(3,845)

Resource Class	(1,455)	(3,464)	(6,622)	(6,551)

Corporate Class	(2,213)	(600)	(9,029)	(3,153)

Total distributions from net investment income	(73,816)	(168,055)	(249,963)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,064)	—	—	—

Personal Investment Class	(478)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(237)	—	—	—

Resource Class	(1,097)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,992)	—	—	—

Share transactions–net:
Institutional Class	824,705,907	200,326,458	60,531,888	(177,058,455)

Private Investment Class	(21,092,690)	19,214,381	(2,621,751)	(20,076,002)

Personal Investment Class	(553,335)	(1,793,379)	(1,024,629)	(3,296,510)

Cash Management Class	(2,010,238)	29,558,474	21,458	(21,918,412)

Reserve Class	1,985,146	30,018	11,453,445	3,542,784

Resource Class	(5,119,427)	5,924,443	(3,683,806)	(19,053,694)

Corporate Class	(50,832,008)	44,832,018	41,606,902	27,240,936

Net increase (decrease) in net assets resulting from share transactions	747,083,355	298,092,413	106,283,507	(210,619,353)

Net increase (decrease) in net assets	747,037,547	298,099,792	106,283,507	(210,624,936)

Net assets:
Beginning of period	536,609,868	238,510,076	782,261,746	992,886,682

End of period*	$1,283,647,415	$536,609,868	$888,545,253	$782,261,746

* Includes accumulated undistributed net investment income	$47,168	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Notes to Financial Statements

February 29, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with the preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

51        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

52        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the six months ended February 29, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$3,577,591	$—

STIC Prime Portfolio	851,626	244,639

Treasury Portfolio	3,073,952	7,331,551

Government & Agency Portfolio	—	1,811,132

Government TaxAdvantage Portfolio	319,628	340,711

Tax-Free Cash Reserve Portfolio	205,918	570,504

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 29, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$430,457	$227,131	$87	$442,616	$74,054	N/A

STIC Prime Portfolio	290,826	224,582	128,162	22,642	18,858	$5,889

Treasury Portfolio	1,203,366	462,869	2,760,240	467,756	223,027	461,521

Government & Agency Portfolio	720,640	44,513	736,830	802,582	214,861	161,968

Government TaxAdvantage Portfolio	50,031	13,853	16,125	10,749	11,542	3,296

Tax-Free Cash Reserve Portfolio	113,461	11,442	45,706	98,652	17,853	4,743

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2012, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

53        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 29, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$469,938	$104,810	$94,138	$76,412	N/A	N/A

STIC Prime Portfolio	208,797	85,046	43,604	3,499	$5,437	N/A

Treasury Portfolio	802,244	168,315	690,060	69,894	55,757	N/A

Government & Agency Portfolio	480,426	16,186	184,208	119,926	53,715	N/A

Government TaxAdvantage Portfolio	50,030	5,037	4,031	1,606	2,885	N/A

Tax-Free Cash Reserve Portfolio	113,461	4,161	11,427	14,741	4,463	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 29, 2012, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,179,920,789	$—	$19,179,920,789

STIC Prime Portfolio	—	3,160,601,937	—	3,160,601,937

Treasury Portfolio	—	15,690,760,704	—	15,690,760,704

Government & Agency Portfolio	—	8,791,997,974	—	8,791,997,974

Government TaxAdvantage Portfolio	—	1,283,828,425	—	1,283,828,425

Tax-Free Cash Reserve Portfolio	—	886,135,904	—	886,135,904

54        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$279,880,632	$587,756,984	$—

STIC Prime Portfolio	65,092,255	58,781,313	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	600,126,184	424,260,087	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 29, 2012, the Funds in aggregate paid legal fees of $3,048 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Funds are limited to utilizing capital loss carryforward in the fiscal year ending August 31, 2012. The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes are as follows:

	Capital Loss
	Carryforward Subject to	Capital Loss
	Annual Limitation	Carryforward Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	42,193,850,010	$42,193,850,010	114,974,747,244	$114,974,747,244

Private Investment Class	697,694,999	697,694,999	2,097,458,780	2,097,458,780

Personal Investment Class	218,916,180	218,916,180	583,984,515	583,984,515

Cash Management Class	2,861,142,711	2,861,142,711	17,713,105,743	17,713,105,743

Reserve Class	483,194,781	483,194,781	576,444,353	576,444,353

Resource Class	596,666,679	596,666,679	1,578,904,039	1,578,904,039

Corporate Class	6,414,948,576	6,414,948,576	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	3,791,012	3,791,012	11,043,998	11,043,998

Private Investment Class	14,886	14,886	37,630	37,630

Personal Investment Class	9,046	9,046	16,453	16,453

Cash Management Class	117,385	117,385	1,152,856	1,152,856

Reserve Class	11,365	11,365	22,368	22,368

Resource Class	17,538	17,538	50,434	50,434

Corporate Class	203,155	203,155	1,304,161	1,304,161

Reacquired:
Institutional Class	(41,066,859,706)	(41,066,859,706)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(706,423,148)	(706,423,148)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(230,862,331)	(230,862,331)	(587,796,909)	(587,796,909)

Cash Management Class	(3,773,834,717)	(3,773,834,717)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(453,756,452)	(453,756,452)	(595,211,438)	(595,211,438)

Resource Class	(616,469,820)	(616,469,820)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(7,172,338,235)	(7,172,338,235)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(549,966,086)	$(549,966,086)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 26% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,436,530,978	$4,436,530,978	8,894,152,113	$8,894,152,113

Private Investment Class	824,339,519	824,339,519	2,199,271,995	2,199,271,995

Personal Investment Class	1,009,411,236	1,009,411,236	2,117,878,669	2,117,878,669

Cash Management Class	1,667,140,205	1,667,140,205	2,929,112,525	2,929,112,525

Reserve Class	32,330,765	32,330,765	68,100,033	68,100,033

Resource Class	50,987,774	50,987,774	635,057,207	635,057,207

Corporate Class	390,005,928	390,005,928	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	232,880	232,880	725,692	725,692

Private Investment Class	24,302	24,302	33,359	33,359

Personal Investment Class	15,703	15,703	15,323	15,323

Cash Management Class	49,430	49,430	106,092	106,092

Reserve Class	549	549	436	436

Resource Class	4,916	4,916	6,389	6,389

Corporate Class	21,078	21,078	169,477	169,477

Reacquired:
Institutional Class	(4,158,051,357)	(4,158,051,357)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(875,953,591)	(875,953,591)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(1,012,752,123)	(1,012,752,123)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(1,660,119,672)	(1,660,119,672)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(29,633,100)	(29,633,100)	(69,346,197)	(69,346,197)

Resource Class	(47,044,220)	(47,044,220)	(756,958,803)	(756,958,803)

Corporate Class	(400,601,196)	(400,601,196)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	226,940,004	$226,940,004	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	11,040,252,037	$11,040,252,037	26,030,423,281	$26,030,423,281

Private Investment Class	3,708,535,350	3,708,535,350	5,499,203,569	5,499,203,569

Personal Investment Class	636,251,938	636,251,938	1,649,945,502	1,649,945,502

Cash Management Class	19,528,618,592	19,528,618,592	37,920,690,992	37,920,690,992

Reserve Class	343,128,025	343,128,025	657,687,537	657,687,537

Resource Class	218,797,445	218,797,445	1,127,136,815	1,127,136,815

Corporate Class	11,770,037,034	11,770,037,034	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	369,843	369,843	583,687	583,687

Private Investment Class	28,045	28,045	37,590	37,590

Personal Investment Class	26,294	26,294	34,938	34,938

Cash Management Class	133,237	133,237	152,156	152,156

Reserve Class	16,833	16,833	13,566	13,566

Resource Class	19,266	19,266	40,664	40,664

Corporate Class	196,296	196,296	151,996	151,996

Reacquired:
Institutional Class	(11,144,741,288)	(11,144,741,288)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(3,844,196,569)	(3,844,196,569)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(652,008,979)	(652,008,979)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(19,147,990,203)	(19,147,990,203)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(401,830,775)	(401,830,775)	(560,782,522)	(560,782,522)

Resource Class	(252,496,452)	(252,496,452)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(10,999,150,690)	(10,999,150,690)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	803,995,279	$803,995,279	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,182,184,945	$26,182,184,945	61,611,815,820	$61,611,815,820

Private Investment Class	1,028,781,534	1,028,781,534	2,549,756,494	2,549,756,494

Personal Investment Class	74,107,319	74,107,319	63,367,177	63,367,177

Cash Management Class	7,005,874,698	7,005,874,698	7,338,150,426	7,338,150,426

Reserve Class	395,926,490	395,926,490	365,919,015	365,919,015

Resource Class	754,961,811	754,961,811	2,088,493,367	2,088,493,367

Corporate Class	4,098,250,292	4,098,250,292	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	369,215	369,215	1,388,120	1,388,120

Private Investment Class	8,776	8,776	21,179	21,179

Personal Investment Class	73	73	269	269

Cash Management Class	74,327	74,327	173,309	173,309

Reserve Class	4,139	4,139	1,867	1,867

Resource Class	21,617	21,617	40,787	40,787

Corporate Class	62,032	62,032	191,614	191,614

Reacquired:
Institutional Class	(26,675,037,610)	(26,675,037,610)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(1,172,489,154)	(1,172,489,154)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(76,013,253)	(76,013,253)	(62,656,934)	(62,656,934)

Cash Management Class	(7,350,629,251)	(7,350,629,251)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(196,390,131)	(196,390,131)	(479,399,253)	(479,399,253)

Resource Class	(810,160,693)	(810,160,693)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(4,199,813,475)	(4,199,813,475)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(939,906,299)	$(939,906,299)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,930,762,741	$1,930,762,741	2,711,332,476	$2,711,332,476

Private Investment Class	136,311,363	136,311,363	437,193,566	437,193,566

Personal Investment Class	5,593,119	5,593,119	88,578,959	88,578,959

Cash Management Class	11,359,539	11,359,539	43,825,246	43,825,246

Reserve Class	2,430,990	2,430,990	6,204,928	6,204,928

Resource Class	9,508,173	9,508,173	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	67,412	67,412	128,424	128,424

Private Investment Class	2,985	2,985	3,850	3,850

Cash Management Class	7,690	7,690	4,412	4,412

Reserve Class	453	453	315	315

Resource Class	2,134	2,134	2,702	2,702

Corporate Class	2,176	2,176	67	67

Reacquired:
Institutional Class	(1,106,124,246)	(1,106,124,246)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(157,407,038)	(157,407,038)	(417,983,035)	(417,983,035)

Personal Investment Class	(6,146,454)	(6,146,454)	(90,372,338)	(90,372,338)

Cash Management Class	(13,377,467)	(13,377,467)	(14,271,184)	(14,271,184)

Reserve Class	(446,297)	(446,297)	(6,175,225)	(6,175,225)

Resource Class	(14,629,734)	(14,629,734)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase in share activity	747,083,355	$747,083,355	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 29, 2012(a)		August 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	664,331,125	$664,331,125	1,598,415,148	$1,598,415,148

Private Investment Class	111,193,041	111,193,041	189,820,412	189,820,412

Personal Investment Class	4,951,563	4,951,563	7,217,382	7,217,382

Cash Management Class	240,755,373	240,755,373	738,707,920	738,707,920

Reserve Class	27,329,721	27,329,721	37,462,640	37,462,640

Resource Class	8,262,875	8,262,875	7,155,166,244	7,155,166,244

Corporate Class	97,580,459	97,580,459	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	29,754	29,754	66,383	66,383

Private Investment Class	12,833	12,833	14,993	14,993

Personal Investment Class	354	354	314	314

Cash Management Class	21,185	21,185	20,854	20,854

Reserve Class	5,447	5,447	3,752	3,752

Resource Class	4,813	4,813	5,421	5,421

Corporate Class	6,922	6,922	2,633	2,633

Reacquired:
Institutional Class	(603,828,991)	(603,828,991)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(113,827,625)	(113,827,625)	(209,911,407)	(209,911,407)

Personal Investment Class	(5,976,546)	(5,976,546)	(10,514,206)	(10,514,206)

Cash Management Class	(240,755,100)	(240,755,100)	(760,647,186)	(760,647,186)

Reserve Class	(15,881,723)	(15,881,723)	(33,923,608)	(33,923,608)

Resource Class	(11,951,494)	(11,951,494)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(55,980,479)	(55,980,479)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	106,283,507	$106,283,507	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/29/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$157,288	0.26	%(c)	0.38	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.16	1,128,499	0.32		0.38		5.05

STIC Prime Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	33,159	0.15	(c)	0.40	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.21	570,226	0.28		0.39		5.09

Treasury Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	259,853	0.05	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.00	375,750	0.28		0.39		4.87

Government & Agency Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	216,994	0.09	(c)	0.33	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	297,561	0.28		0.35		5.02

Government TaxAdvantage Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	11,964	0.05	(c)	0.43	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.04	53,228	0.28		0.50		4.92

Tax-Free Cash Reserve Portfolio
Six months ended 02/29/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	20,918	0.11	(c)	0.50	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.24	381,047	0.38		0.45		3.20

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $176,706, $27,337, $280,316, $270,051, $14,506 and $22,439 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011, through February 29, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.29	$1,023.57	$1.31	0.26%

STIC Prime Portfolio	1,000.00	1,000.30	0.75	1,024.12	0.75	0.15

Treasury Portfolio	1,000.00	1,000.20	0.25	1,024.68	0.25	0.05

Government & Agency Portfolio	1,000.00	1,000.10	0.45	1,024.42	0.45	0.09

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.25	1,024.61	0.25	0.05

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.55	1,024.38	0.56	0.11

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2011, through February 29, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 7, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 7, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 7, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.